EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 3, 2011 (Accession No. 0001193125-11-123822), to the Prospectus dated May 1, 2011 for Multimanager Mid Cap Growth Portfolio and Multimanager Mid Cap Value Portfolio, each a series of AXA Premier VIP Trust.